Share based compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share based compensation
Schedule of activities of the share options

		Weighted		Aggregate
	Number of	average	Weighted remaining	intrinsic
	share options	exercise price per share	contractual years	value
		USD		USD
Outstanding at January 1, 2024	6,673,254	2.57	8.93	21,475
Grant	1,143,776	1.61
Forfeiture	(100,060)	1.87
Exercise	(1,772,148)	1.66
Outstanding at December 31, 2024	5,944,822	2.67	8.27	37,426
Exercisable as of December 31, 2024	4,792,154	2.90	8.26	29,067

Schedule of assumptions used in estimating the fair value of the share options on the date of grant using the binomial option pricing model

	2022	2023	2024
Risk-free rate of return(1)	3.1%-4.0%	3.4%-3.8%	4.2-4.5%
Volatility(2)	39.0%-40.4%	40.2%-46.5%	46.1%-46.5%
Expected dividend yield(3)	0%	0%	2%
Fair value of ordinary share (in USD)(4)	3.8-6.2	5.9-8.7	5.6-6.2
Exercise Multiple(5)	2.2	2.2-2.8	2.2-2.8
Expected term(6)	10	10	10
(1)Risk-free rate was estimated based on the yield of USD Treasury Strips for share options granted under the Public Company Plan as of the valuation date for a term consistent with the option life.
(2)Expected volatility was assumed based on the historical volatility of the Company’s comparable companies in the period equal to the expected term of each grant.
(3)The dividend yield was estimated by the Company based on its expected dividend policy over the expected term of the share options.
(4)Prior to IPO, the estimated fair value of the ordinary shares at the grant dates was estimated by management with the assistance of an independent valuation firm. The Company first determined its enterprise value by using income approach, which required the estimation of future cash flows, and the application of an appropriate discount rate with reference to comparable listed companies engaged in the similar industry to convert such future cash flows to a single present value. After the Company’s IPO, the fair value of the underlying ordinary share is the closing price of the Company’s ordinary shares traded in the open market as of the grant date.
(5)The expected exercise multiple was estimated as the average ratio of the stock price to the exercise price of when employees would decide to voluntarily exercise their vested options. As the Company did not have sufficient information of past employee exercise history, it was estimated by referencing to a widely accepted academic research publication.
(6)The expected term is the contract life of the option from grant date.

Schedule of share-based compensation expenses recognized

	Years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Hotel operating costs	2,111	1,286	5,636
Selling and marketing expenses	618	391	2,724
General and administrative expenses	160,646	162,301	23,723
Technology and development expenses	—	—	709
Total	163,193	163,978	32,792